Other Non-financial Liabilities - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 28,721,128,962	$ 19,383,966,954
Rewards System Liabilities
Disclosure of other non-financial liabilities [line items]
Liabilities	3,206,520
Liabilities –“Quiero!” Customers Loyalty Program
Disclosure of other non-financial liabilities [line items]
Deferred income other than contract liabilities	$ 597,445	$ 5,322,038